Statements of Changes in Stockholder's Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at the beginning of the period at Dec. 31, 2016	$ 164.6	$ 5.0	$ 55.9		$ 103.7
Equity
Net income	78.9			$ 78.9
Dividends to Parent	(61.0)			(61.0)
Other comprehensive income (loss)	24.5				24.5
Balance at the end of the period at Dec. 31, 2017	207.0	5.0	55.9	17.9	128.2
Equity
Net income	65.0			65.0
Dividends to Parent	(15.0)			(15.0)
Other comprehensive income (loss)	(64.5)				(64.5)
Balance at the end of the period at Dec. 31, 2018	192.5	5.0	55.9	49.3	82.3
Equity
Net income	44.9			44.9
Dividends to Parent	(27.0)			(27.0)
Other comprehensive income (loss)	69.0				69.0
Balance at the end of the period at Dec. 31, 2019	$ 279.4	$ 5.0	$ 55.9	$ 67.2	$ 151.3